Leases (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	Oct. 01, 2025	Feb. 28, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Leases
Lease cost			$ 138,000	$ 19,600	$ 247,000
Lease cost					$ 20,000
Rent payments	$ 19,600	$ 27,000				$ 58,800
Rent abatement		$ 82,000